WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 90.1%
COMMUNICATION SERVICES - 16.7%
Diversified Telecommunication Services - 5.0%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,190,000	$3,592,498	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	7,820,000	8,163,689	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	1,700,000	1,854,963	(a)
Frontier Communications Corp., Secured Notes	6.750%	5/1/29	1,640,000	1,720,483	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,530,000	1,582,265	(a)
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	920,000	920,207	(a)

Total Diversified Telecommunication Services				17,834,105

Entertainment - 1.1%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	1,044,297	(a)
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	804,636
Netflix Inc., Senior Notes	6.375%	5/15/29	1,750,000	2,176,562

Total Entertainment				4,025,495

Media - 6.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,233,000	1,293,337	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,250,000	3,407,625	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	100,000	103,676	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,737,000	6,011,630
DISH DBS Corp., Senior Notes	7.750%	7/1/26	7,738,000	8,525,458
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,060,000	1,160,382	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	540,000	556,537	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,020,000	1,063,860	(a)

Total Media				22,122,505

Wireless Telecommunication Services - 4.4%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,080,000	2,204,176	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	800,000	886,260	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	5,432,360
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	193,570
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,452,000	1,552,733

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000	$3,652,328
Sprint Corp., Senior Notes	7.625%	3/1/26	530,000	651,579
VEON Holdings BV, Senior Notes	7.504%	3/1/22	800,000	855,052	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	520,000	555,784	(a)

Total Wireless Telecommunication Services				15,983,842

TOTAL COMMUNICATION SERVICES				59,965,947

CONSUMER DISCRETIONARY - 17.5%
Auto Components - 2.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000	3,822,525	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	570,000	631,987	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	500,000	515,675
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,980,000	2,069,872
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,300,000	1,374,750	(a)

Total Auto Components				8,414,809

Automobiles - 1.6%
Ford Motor Co., Senior Notes	8.500%	4/21/23	650,000	727,188
Ford Motor Co., Senior Notes	9.000%	4/22/25	2,320,000	2,809,659
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000	206,328
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	500,000	508,425
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,340,000	1,476,948	(a)

Total Automobiles				5,728,548

Diversified Consumer Services - 2.5%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,680,000	2,823,541	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	710,000	757,037	(a)
Garda World Security Corp., Senior Notes	9.500%	11/1/27	776,000	839,391	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	840,000	871,366	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000	1,255,117
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	2,430,000	2,540,699	(a)

Total Diversified Consumer Services				9,087,151

Hotels, Restaurants & Leisure - 9.1%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	370,000	395,093	(a)

See Notes to Schedule of Investments.

2	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Bally’s Corp., Senior Notes	6.750%	6/1/27	1,000,000		$1,072,425	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	1,320,000		1,377,215	(a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	1,500,000		1,636,508	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	470,000		494,675	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	1,240,000		1,260,336	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,540,000		1,636,250	(a)
Golden Nugget Inc., Senior Notes	6.750%	10/15/24	500,000		509,065	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000		673,993	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	2,480,000		2,951,200	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,240,000		1,444,600	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	320,000	GBP	453,679	(b)
Saga PLC, Senior Notes	3.375%	5/12/24	1,920,000	GBP	2,470,536	(b)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	1,000,000		1,061,390	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	762,000		790,183	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	800,000		832,000	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	3,230,000		3,115,577	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,120,000		2,157,100	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,550,000		1,827,659	(a)
Viking Ocean Cruises Ship VII Ltd., Secured Notes	5.625%	2/15/29	730,000		736,570	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	750,000		742,811	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	250,000		253,168	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,340,000		2,437,987	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	390,000		398,492	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000		1,586,166	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	330,000		362,522	(a)

Total Hotels, Restaurants & Leisure					32,677,200

Specialty Retail - 2.0%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	1,980,000		2,166,140	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	690,000		737,741	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,180,000		1,205,812	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000	$536,875	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	260,000	269,207	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	760,000	766,175
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,340,000	1,372,160

Total Specialty Retail				7,054,110

TOTAL CONSUMER DISCRETIONARY				62,961,818

CONSUMER STAPLES - 1.6%
Food Products - 1.3%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	50,000	54,712
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	170,000	191,094
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000	481,396
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	180,000	183,789	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,365,000	2,540,246	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	935,000	965,949	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	350,000	355,171	(a)(c)

Total Food Products				4,772,357

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	915,000	943,594

TOTAL CONSUMER STAPLES				5,715,951

ENERGY - 13.8%
Oil, Gas & Consumable Fuels - 13.8%
Apache Corp., Senior Notes	5.100%	9/1/40	760,000	776,876
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000	869,454	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	750,000	807,814	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	840,000	847,627	(a)(c)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	150,000	156,659	(a)
Chesapeake Energy Corp., Senior Notes	5.875%	2/1/29	170,000	181,797	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	180,000	184,677
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000	136,951

See Notes to Schedule of Investments.

4	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000	$550,866
Ecopetrol SA, Senior Notes	6.875%	4/29/30	350,000	427,753
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	1,625,370
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	370,000	391,353	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	330,000	354,461	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,590,000	1,651,151
EQT Corp., Senior Notes	5.000%	1/15/29	870,000	954,825
EQT Corp., Senior Notes	8.500%	2/1/30	150,000	196,379
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	1,166,690
MEG Energy Corp., Senior Notes	7.125%	2/1/27	770,000	809,713	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	620,000	631,036	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	1,063,631	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	760,000	750,747	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	420,000	464,100
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	690,000	672,357
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	530,000	575,845
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000	470,325
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	584,550
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	390,000	380,689	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000	1,223,250
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,340,000	2,669,062
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,950,000	2,183,707
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000	5,135,421
Range Resources Corp., Senior Notes	5.000%	3/15/23	600,000	604,125
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	416,220
Range Resources Corp., Senior Notes	9.250%	2/1/26	3,420,000	3,725,953
Range Resources Corp., Senior Notes	8.250%	1/15/29	440,000	473,693	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000		$646,950	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000		654,900	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000		603,490
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	120,000		133,275
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,970,000		1,736,575	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	820,000	CAD	260,962	(a)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	180,000		195,319
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000		568,350
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	3,840,000		4,425,600
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000		589,345
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000		448,737
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000		2,034,132
WPX Energy Inc., Senior Notes	8.250%	8/1/23	430,000		496,130
YPF SA, Senior Notes	8.500%	7/28/25	3,610,000		2,585,662	(a)

TOTAL ENERGY					49,494,554

FINANCIALS - 12.0%
Banks - 8.8%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	800,000		892,240	(d)(e)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	740,000		759,604	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	476,000		523,615
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000		1,016,365	(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,760,000		2,913,208	(a)(e)

See Notes to Schedule of Investments.

6	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	810,000	$937,935	(a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	740,000	804,750	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,950,000	4,182,260	(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,611,431	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	300,000	327,000	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000	942,711	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	290,000	317,840	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	700,000	795,813	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,590,000	2,825,699	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,410,000	2,717,294	(a)
Natwest Group PLC, Junior Subordinated Notes (3 mo. USD LIBOR + 2.320%)	2.574%	9/30/27	7,000,000	6,903,750	(d)(e)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	610,000	631,179	(d)(e)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	$1,103,496	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,425,480	(a)(e)

Total Banks				31,631,670

Capital Markets - 1.4%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	700,000	795,896	(a)(d)(e)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	890,000	930,050
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,840,000	3,108,224	(a)(d)(e)

Total Capital Markets				4,834,170

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000	622,450
Navient Corp., Senior Notes	6.750%	6/15/26	700,000	750,313

Total Consumer Finance				1,372,763

Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	910,000	1,020,886
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	715,000	675,675	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,953,312	2,748,352	(a)(f)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000	332,599

Total Diversified Financial Services				4,777,512

Thrifts & Mortgage Finance - 0.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	400,000	452,578	(a)

TOTAL FINANCIALS				43,068,693

HEALTH CARE - 7.6%
Health Care Providers & Services - 2.5%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,920,000	2,051,904	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000	1,365,685

See Notes to Schedule of Investments.

8	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	480,000	$510,000	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,350,000	1,482,469
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	880,000	874,500	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	540,000	585,900	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000	1,056,895	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	560,000	608,784	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	460,000	504,563	(a)

Total Health Care Providers & Services				9,040,700

Pharmaceuticals - 5.1%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	210,000	232,610	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,290,000	3,372,118	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,400,000	1,527,169	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	210,000	214,767	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	1,615,000	1,542,325	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,840,000	1,847,682
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	110,000	111,075
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	2,640,000	2,644,950
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	4,480,000	4,396,000
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,740,000	1,817,996
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000	497,675

Total Pharmaceuticals				18,204,367

TOTAL HEALTH CARE				27,245,067

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.4%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,340,000	1,460,265	(a)

Airlines - 6.0%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	190,000	190,420
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,400,000	1,421,914

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	3,230,000	$3,312,760
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	460,000	458,153
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000	433,795
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000	3,754,119	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	500,000	555,521	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,370,000	1,438,760	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,350,000	1,476,562	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,910,000	3,280,181	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	3,480,000	3,527,850
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	1,270,000	1,305,719
United Airlines Pass-Through Trust	4.875%	1/15/26	250,000	258,543

Total Airlines				21,414,297

Building Products - 0.2%
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	820,000	853,313	(a)

Commercial Services & Supplies - 0.2%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	768,000	846,240	(a)

Construction & Engineering - 0.5%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	1,192,124	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	650,000	685,750	(a)

Total Construction & Engineering				1,877,874

Industrial Conglomerates - 0.4%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	3.514%	6/15/21	1,400,000	1,336,230	(d)(e)

Trading Companies & Distributors - 1.2%
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	530,000	529,338	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,370,000	2,284,087	(a)

See Notes to Schedule of Investments.

10	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	655,000	$693,891
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	645,837

Total Trading Companies & Distributors				4,153,153

TOTAL INDUSTRIALS				31,941,372

INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 1.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,270,000	4,504,829	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	60,000	61,092	(a)

Total Communications Equipment				4,565,921

IT Services - 0.2%
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000	848,925	(a)

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000	1,086,250	(a)

Software - 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,440,192	0	*(f)(g)(h)(i)(j)

Technology Hardware, Storage & Peripherals - 1.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	500,000	517,900	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	770,544
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,548,281
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	234,041

Total Technology Hardware, Storage & Peripherals				4,070,766

TOTAL INFORMATION TECHNOLOGY				10,571,862

MATERIALS - 6.5%
Chemicals - 0.1%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash)	10.000%	8/15/26	488,177	495,500	(a)(f)

Construction Materials - 0.2%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	450,000	458,391	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	170,000	174,186

Total Construction Materials				632,577

Containers & Packaging - 1.9%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,495,000	3,700,331	(a)(f)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,905,000	$1,971,103	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000	462,275
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	780,000	837,935	(a)

Total Containers & Packaging				6,971,644

Metals & Mining - 4.3%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	2,020,000	2,912,196
Arctic Canadian Diamonds	5.000%	12/31/24	770,000	770,000	(h)(i)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	3,270,000	3,340,387	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	300,000	313,687	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	310,000	315,340
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	396,059
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	410,000	452,281
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	347,375
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,750,000	2,177,630
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	411,000	0	*(a)(g)(h)(i)(j)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000	330,323
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	3,026,149
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	1,032,382

Total Metals & Mining				15,413,809

TOTAL MATERIALS				23,513,530

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	570,000	514,425
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	690,000	777,975
GEO Group Inc., Senior Notes	5.875%	10/15/24	750,000	587,344
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	730,000	770,369	(a)

TOTAL REAL ESTATE				2,650,113

UTILITIES - 1.9%
Electric Utilities - 1.4%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000	1,735,052
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,200,000	1,122,350	(b)

See Notes to Schedule of Investments.

12	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - (continued)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,760,000		$1,486,760	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	600,000		574,500	(a)

Total Electric Utilities					4,918,662

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,930,000		2,022,447

TOTAL UTILITIES					6,941,109

TOTAL CORPORATE BONDS & NOTES (COST - $281,645,657)					324,070,016

Sovereign Bonds - 3.2%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	164,491		65,138
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	4,355,300		1,585,329

Total Argentina					1,650,467

Brazil - 0.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,680,000	BRL	321,050

Ghana - 0.3%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,000,000		1,046,430	(a)

Indonesia - 0.8%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	5,985,000,000	IDR	427,495
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	31,811,000,000	IDR	2,314,720

Total Indonesia					2,742,215

Mexico - 0.2%
Mexican Bonos, Bonds	6.500%	6/9/22	18,070,000	MXN	889,144

Russia - 1.3%
Russian Federal Bond - OFZ	7.000%	1/25/23	58,120,000	RUB	806,033
Russian Federal Bond - OFZ	7.750%	9/16/26	183,580,000	RUB	2,630,292
Russian Federal Bond - OFZ	8.150%	2/3/27	90,000,000	RUB	1,314,142

Total Russia					4,750,467

TOTAL SOVEREIGN BONDS (Cost - $12,187,030)					11,399,773

SENIOR LOANS - 2.6%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Royal Caribbean Cruises Ltd., First Lien Term Loan A	—	4/5/22	1,030,000		969,917	(k)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.3%
PetSmart Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	1/29/28	1,090,000	$1,099,026	(e)(l)(m)

TOTAL CONSUMER DISCRETIONARY				2,068,943

INDUSTRIALS - 1.6%
Airlines - 1.6%
Delta Air Lines Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	4/29/23	2,599,437	2,624,824	(e)(k)(l)(m)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	960,000	1,016,315	(e)(l)(m)
Jetblue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	1,014,000	1,048,504	(e)(l)(m)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,140,000	1,220,014	(e)(l)(m)

TOTAL INDUSTRIALS				5,909,657

MATERIALS - 0.4%
Chemicals - 0.4%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	1,360,000	1,363,279	(e)(k)(l)(m)

TOTAL SENIOR LOANS (Cost - $9,101,289)				9,341,879

CONVERTIBLE BONDS & NOTES - 1.1%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,340,000	3,149,042

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
GEO Corrections Holdings Inc., Senior Notes	6.500%	2/23/26	960,000	990,066	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,828,756)				4,139,108

			Shares
COMMON STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Party City Holdings Inc.			89,477	685,394	*

See Notes to Schedule of Investments.

14	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY			SHARES		VALUE
ENERGY - 0.2%
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			46,103		$27,449	*(h)(i)

Oil, Gas & Consumable Fuels - 0.2%
Oasis Petroleum Inc.			14,472		822,878	*

TOTAL ENERGY					850,327

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamonds Holding			906		0	*(h)(i)(j)

TOTAL COMMON STOCKS (Cost - $2,613,230)					1,535,721

	RATE	MATURITY DATE	FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Obligations - 0.4%
U.S. Treasury Notes (Cost - $1,477,442)	1.125%	2/15/31	1,500,000		1,463,437

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Targa Resources Corp., Non Voting Shares (Cost - $913,500)	9.500%		870		924,336

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.1%
GMAC Capital Trust I, Non Voting Shares (3 mo. USD LIBOR + 5.785%)	5.983%		17,000		441,150	(e)

Capital Markets - 0.2%
B Riley Financial Inc.	6.875%		18,500		472,675

TOTAL PREFERRED STOCKS (Cost - $761,852)					913,825

			FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $54,375)	1.000%	8/5/21	7,724,176	ARS	53,572	(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $312,583,131)					353,841,667

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $9,304,679)	0.030%	9,304,679	$9,304,679

TOTAL INVESTMENTS - 101.0% (Cost - $321,887,810)			363,146,346
Liabilities in Excess of Other Assets - (1.0)%			(3,550,601)

TOTAL NET ASSETS - 100.0%			$359,595,745

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of February 28, 2021.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Value is less than $1.

(k)	All or a portion of this loan is unfunded as of February 28, 2021. The interest rate for fully unfunded term loans is to be determined.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

16	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

At February 28, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,300,948	GBP	958,362	BNP Paribas SA	4/19/21	$(34,614)
EUR	82,963	USD	102,025	Goldman Sachs Group Inc.	4/19/21	(1,799)
MXN	1,187,601	USD	59,374	Goldman Sachs Group Inc.	4/19/21	(2,940)
USD	946,550	GBP	700,000	Goldman Sachs Group Inc.	4/19/21	(28,961)
USD	350,404	CAD	444,684	JPMorgan Chase & Co.	4/19/21	949

Total						$(67,365)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund. Effective August 14, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

18

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

19

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$10,571,862	$0	*	$10,571,862
Materials	—	22,743,530	770,000		23,513,530
Other Corporate Bonds & Notes	—	289,984,624	—		289,984,624
Sovereign Bonds	—	11,399,773	—		11,399,773
Senior Loans	—	9,341,879	—		9,341,879
Convertible Bonds & Notes	—	4,139,108	—		4,139,108
Common Stocks:
Consumer Discretionary	$685,394	—	—		685,394
Energy	822,878	—	27,449		850,327
Materials	—	—	0	*	0	*
U.S. Government & Agency Obligations	—	1,463,437	—		1,463,437
Convertible Preferred Stocks	—	924,336	—		924,336
Preferred Stocks	913,825	—	—		913,825
Non-U.S. Treasury Inflation Protected Securities	—	53,572	—		53,572

Total Long-Term Investments	2,422,097	350,622,121	797,449		353,841,667

Short-Term Investments†	9,304,679	—	—		9,304,679

Total Investments	$11,726,776	$350,622,121	$797,449		$363,146,346

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Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$949	—	$949

Total	$11,726,776	$350,623,070	$797,449	$363,147,295

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$68,314	—	$68,314

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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